Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans

Note 13. Employee Benefit Plans

Prior to spin-off

Through the spin-off date, certain benefit costs associated with direct employees who support our operations are determined based on a specific employee basis and were charged to us by Williams as described below. These pension and post retirement benefit costs included amounts associated with vested participants who are no longer employees. As described in Note 4 Williams also charged us for the allocated cost of certain indirect employees of Williams who provided general and administrative services on our behalf. Williams included an allocation of the benefit costs associated with these Williams employees based upon a Williams’ determined benefit rate, not necessarily specific to the employees providing general and administrative services on our behalf. As a result, the information described below is limited to amounts associated with the direct employees that supported our operations.

For the periods presented, we were not the plan sponsor for these plans. Accordingly, our Consolidated Balance Sheet does not reflect any assets or liabilities related to these plans.

Pension plans

Williams is the sponsor of noncontributory defined benefit pension plans that provides pension benefits for its eligible employees. Pension expense charged to us by Williams for 2011, 2010 and 2009 totaled $8 million, $7 million and $7 million, respectively.

Other postretirement benefits

Williams is the sponsor of subsidized retiree medical and life insurance benefit plans (other postretirement benefits) that provides benefits to certain eligible participants, generally including employees hired on or before December 31, 1991, and other miscellaneous defined participant groups. Other postretirement benefit expense charged to us by Williams for 2011, 2010, and 2009 totaled less than $1 million for each period.

Defined contribution plan

Williams also is the sponsor of a defined contribution plan that provides benefits to certain eligible participants and has charged us compensation expense of $4 million, $5 million and $5 million in 2011, 2010 and 2009, respectively, for Williams’ matching contributions to this plan.

Subsequent to spin-off

On January 1, 2012, several new plans became effective for us including a defined contribution plan. WPX matches dollar-for-dollar up to the first 6 percent of eligible pay per period. Employees also receive a non-matching annual employer contribution of equal to 8 percent of eligible pay if they are age 40 or older and 6 percent of eligible pay if they are under age 40.